United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/2018

Date of Reporting Period: Quarter ended 04/30/2018

Item 1.	Schedule of Investments

Federated MDT All Cap Core Fund
Portfolio of Investments
April 30, 2018 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Consumer Discretionary—11.7%
8,000		Abercrombie & Fitch Co., Class A	$204,960
2,100	[1]	Adtalem Global Education, Inc.	99,960
4,970	[1]	American Outdoor Brands Corp.	54,670
2,528	[1]	AutoZone, Inc.	1,578,787
16,403		Bed Bath & Beyond, Inc.	286,396
2,900		Big Lots, Inc.	123,105
501	[1]	Burlington Stores, Inc.	68,061
1,359		Children's Place, Inc./The	173,340
11,581		D. R. Horton, Inc.	511,185
988		Darden Restaurants, Inc.	91,746
5,980	[2]	Dillards, Inc., Class A	445,809
1,395	[1]	Five Below, Inc.	98,501
3,583		Foot Locker, Inc.	154,356
35,900		Ford Motor Co.	403,516
9,671	[1,2]	Fossil, Inc.	144,581
8,480	[1,2]	GNC Holdings, Inc.	30,104
5,982	[2]	GameStop Corp.	81,654
15,020		Gap (The), Inc.	439,185
15,062		Goodyear Tire & Rubber Co.	378,207
3,481	[1]	Helen of Troy Ltd.	310,331
247		Home Depot, Inc.	45,646
8,852	[1]	Iconix Brand Group, Inc.	7,176
17,820		Kohl's Corp.	1,106,978
13,523		Las Vegas Sands Corp.	991,642
3,197		Lear Corp.	597,743
4,362		Libbey, Inc.	24,951
7,361	[1]	Live Nation Entertainment, Inc.	290,539
6,325		Lowe's Cos., Inc.	521,370
1,494	[1]	Lululemon Athletica, Inc.	149,101
43,653	[1]	MSG Networks, Inc.	894,886
17,948		Macy's, Inc.	557,644
3,365		Marriott International, Inc., Class A	459,928
3,714	[1]	NetFlix, Inc.	1,160,476
4,526	[1]	O'Reilly Automotive, Inc.	1,158,973
1,178		Pool Corp.	163,518
909		Royal Caribbean Cruises Ltd.	98,345
8,631	[1]	Skechers USA, Inc., Class A	245,984
4,151		Tailored Brands, Inc.	130,964
26,546		Target Corp.	1,927,240
7,338		Toll Brothers, Inc.	309,370
7,554		Tupperware Brands Corp.	336,606
29,963		Viacom, Inc., Class B	903,684
		TOTAL	17,761,218
		Consumer Staples—7.6%
8,425		Dean Foods Co.	72,539
23,888		Estee Lauder Cos., Inc., Class A	3,537,574
7,300		Fresh Del Monte Produce, Inc.	358,795
1

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
29,733		McCormick & Co., Inc.	$3,134,156
3,820	[1]	National Beverage Corp.	337,535
28,844		PepsiCo, Inc.	2,911,513
1,750	[1]	Post Holdings, Inc.	139,248
10,225		Procter & Gamble Co.	739,677
2,680		Smucker (J.M.) Co.	305,734
		TOTAL	11,536,771
		Energy—5.3%
22,200	[1,2]	Chesapeake Energy Corp.	65,934
25,488		Chevron Corp.	3,188,804
44,879		ConocoPhillips	2,939,574
1,209		EOG Resources, Inc.	142,867
17,393		Exxon Mobil Corp.	1,352,306
15,800		Nabors Industries Ltd.	120,238
11,813	[1]	Noble Corp. PLC	55,167
8,200	[1]	Superior Energy Services, Inc.	87,986
976		Valero Energy Corp.	108,268
		TOTAL	8,061,144
		Financials—15.9%
2,694		Allstate Corp.	263,527
28,700		Ally Financial, Inc.	749,070
21,412		Assured Guaranty Ltd.	777,041
7,499	[1]	Athene Holding Ltd.	367,451
19,891		Bank of America Corp.	595,139
8,388		Citizens Financial Group, Inc.	348,018
2,743	[1]	E*Trade Group, Inc.	166,445
1,876		Everest Re Group Ltd.	436,489
29,600		Fifth Third Bancorp	981,832
17,200		Huntington Bancshares, Inc.	256,452
35,447		JPMorgan Chase & Co.	3,855,925
30,200		KeyCorp	601,584
386		M & T Bank Corp.	70,356
760		MSCI, Inc., Class A	113,871
2,737		Moody's Corp.	443,941
25,900		Navient Corp.	343,434
6,113		Northern Trust Corp.	652,563
17,346		PNC Financial Services Group	2,525,751
9,100		Popular, Inc.	421,239
36,962		Prudential Financial, Inc.	3,929,800
12,555		State Street Corp.	1,252,738
32,137		SunTrust Banks, Inc.	2,146,752
21,737		The Travelers Cos., Inc.	2,860,589
		TOTAL	24,160,007
		Health Care—13.5%
4,308	[1]	Abiomed, Inc.	1,296,493
13,115	[1]	Align Technology, Inc.	3,276,783
982	[1]	Athenahealth, Inc.	120,266
27,067		Baxter International, Inc.	1,881,157
15,374	[1]	Celgene Corp.	1,339,075
27,966	[1,2]	Community Health Systems, Inc.	105,711
410		Cooper Cos., Inc.	93,771
2

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
3,498	[1]	Edwards Lifesciences Corp.	$445,505
50,206		Eli Lilly & Co.	4,070,200
220		Humana, Inc.	64,720
3,147	[1]	IDEXX Laboratories, Inc.	612,060
1,779	[1]	Inogen, Inc.	250,092
21,178		Johnson & Johnson	2,678,805
8,831		Merck & Co., Inc.	519,881
3,753	[1]	Molina Healthcare, Inc.	312,437
1,633	[1]	Orthofix International NV	99,646
73,754		Pfizer, Inc.	2,700,134
1,194	[1]	Vertex Pharmaceuticals, Inc.	182,873
483	[1]	Waters Corp.	91,002
3,675		Zoetis, Inc.	306,789
		TOTAL	20,447,400
		Industrials—11.4%
9,100		AGCO Corp.	570,388
12,952		Allison Transmission Holdings, Inc.	504,999
4,639	[1]	Atlas Air Worldwide Holdings, Inc.	294,113
7,800	[1]	Avis Budget Group, Inc.	385,398
2,533		C.H. Robinson Worldwide, Inc.	233,112
12,127		Caterpillar, Inc.	1,750,654
22,230		Cintas Corp.	3,785,769
15,252	[1]	Colfax Corp.	472,965
1,790	[1]	Copart, Inc.	91,433
755	[1]	CoStar Group, Inc.	276,828
2,753		Cummins, Inc.	440,095
5,086		Deluxe Corp.	348,595
2,386		Ennis, Inc.	42,709
12,412		Fluor Corp.	731,687
710		Fortive Corp.	49,920
1,696		GATX Corp.	110,647
1,509		Grainger (W.W.), Inc.	424,557
1,144		Huntington Ingalls Industries, Inc.	278,232
21,800	[1]	Jet Blue Airways Corp.	418,342
6,829		Kennametal, Inc.	248,917
10,500		Old Dominion Freight Lines, Inc.	1,405,530
26,767		Paccar, Inc.	1,704,255
14,800		Pitney Bowes, Inc.	151,256
4,989		R.R. Donnelley & Sons Co.	42,157
14,360	[1]	SPX Corp.	454,350
3,016		SkyWest, Inc.	171,610
2,394		Snap-On, Inc.	347,729
2,969		Stanley Black & Decker, Inc.	420,381
1,485	[1]	Verisk Analytics, Inc.	158,078
3,060	[1]	WESCO International, Inc.	182,223
10,016		Xylem, Inc.	730,166
		TOTAL	17,227,095
		Information Technology—24.7%
451	[1]	Adobe Systems, Inc.	99,942
3,441	[1]	Alphabet, Inc.	3,504,934
25,774		Apple, Inc.	4,259,411
3

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
45,473		Applied Materials, Inc.	$2,258,644
1,025	[1]	Arrow Electronics, Inc.	76,609
14,906		CA, Inc.	518,729
4,392	[1]	eBay, Inc.	166,369
20,698	[1]	Facebook, Inc.	3,560,056
51,487		Hewlett-Packard Co.	1,106,456
10,166	[1]	IAC Interactive Corp.	1,648,315
54,047		Intel Corp.	2,789,906
29,317		Juniper Networks, Inc.	720,905
15,837		Lam Research Corp.	2,930,795
22,643		Mastercard, Inc.	4,036,568
2,778		Maxim Integrated Products, Inc.	151,401
3,140		Nvidia Corp.	706,186
12,660		NetApp, Inc.	842,903
2,996	[1]	Palo Alto Networks, Inc.	576,760
3,897	[1,2]	Paycom Software, Inc.	445,076
21,904	[1]	Red Hat, Inc.	3,571,666
15,650	[1]	Salesforce.com, Inc.	1,893,493
4,200	[1]	Sanmina Corp.	123,900
2,900	[1]	ServiceNow, Inc.	481,806
27,428		Vishay Intertechnology, Inc.	484,104
18,900		Western Union Co.	373,275
4,425		Xerox Corp.	139,166
		TOTAL	37,467,375
		Materials—2.5%
5,600		Domtar, Corp.	245,840
11,413		Newmont Mining Corp.	448,417
2,471		Reliance Steel & Aluminum Co.	217,250
7,851		Sherwin-Williams Co.	2,886,499
		TOTAL	3,798,006
		Telecommunication Services—1.7%
24,694		AT&T, Inc.	807,494
27,436	[1]	T-Mobile USA, Inc.	1,660,152
2,890		Verizon Communications, Inc.	142,622
		TOTAL	2,610,268
		Utilities—4.0%
24,600		AES Corp.	301,104
24,847		Entergy Corp.	2,027,267
24,001		Exelon Corp.	952,359
37,502		NiSource, Inc.	914,674
40,564		P G & E Corp.	1,870,000
		TOTAL	6,065,404
		TOTAL COMMON STOCKS (IDENTIFIED COST $137,474,610)	149,134,688
4

Shares		Value
	INVESTMENT COMPANIES—2.7%
1,374,507	Federated Government Obligations Fund, Institutional Shares, 1.56%[3]	$1,374,507
2,729,952	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.91%[3]	2,729,952
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $4,104,459)	4,104,459
	TOTAL INVESTMENT IN SECURITIES—101.0% (IDENTIFIED COST $141,579,069)	153,239,147
	OTHER ASSETS AND LIABILITIES - NET—(1.0)%[4]	(1,563,040)
	TOTAL NET ASSETS—100%	$151,676,107
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2018, were as follows:
	Federated Government Obligations Fund, Institutional Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 7/31/2017	—	2,025,076	2,025,076
Purchases/Additions	2,175,113	35,239,753	37,414,866
Sales/Reductions	(800,606)	(34,534,877)	(35,335,483)
Balance of Shares Held 4/30/2018	1,374,507	2,729,952	4,104,459
Value	$1,374,507	$2,729,952	$4,104,459
Change in Unrealized Appreciation/Depreciation	N/A	$18	$18
Net Realized Gain/(Loss)	N/A	$(627)	$(627)
Dividend Income	$554	$27,761	$28,315
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$1,305,086	$1,374,507
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
5

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2018, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
6
Federated MDT Balanced Fund
Portfolio of Investments
April 30, 2018 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—63.2%
		Consumer Discretionary—7.5%
5,200		Abercrombie & Fitch Co., Class A	$133,224
984	[1]	Adtalem Global Education, Inc.	46,838
316	[1]	America's Car-Mart, Inc.	16,843
82	[1]	American Public Education, Inc.	3,305
1,415	[1]	AutoZone, Inc.	883,696
1,059	[1]	Beazer Homes USA, Inc.	15,546
7,113		Bed Bath & Beyond, Inc.	124,193
1,382		Big 5 Sporting Goods Corp.	11,609
2,400		Big Lots, Inc.	101,880
1,102	[2]	Buckle, Inc.	25,401
2,938		Chicos Fas, Inc.	29,174
1,136		Children's Place, Inc./The	144,897
31		Churchill Downs, Inc.	8,513
850	[1]	Cooper-Standard Holding, Inc.	105,230
6,522		D. R. Horton, Inc.	287,881
411	[1]	Deckers Outdoor Corp.	38,330
2,169	[2]	Dillards, Inc., Class A	161,699
235	[1]	Five Below, Inc.	16,593
24,635		Ford Motor Co.	276,897
3,861	[1,2]	Fossil Group, Inc.	57,722
947	[1]	Francesca's Holdings Corp.	4,688
7,888	[1,2]	GNC Holdings, Inc.	28,002
5,192	[2]	GameStop Corp.	70,871
7,998		Gap (The), Inc.	233,861
4,741		Goodyear Tire & Rubber Co.	119,046
3,800		Guess ?, Inc.	88,502
745	[1]	Helen of Troy Ltd.	66,417
681		Home Depot, Inc.	125,849
235	[1,2]	IRobot Corp.	13,715
2,048		KB Home	54,374
490	[1]	K12, Inc.	7,497
10,075		Kohl's Corp.	625,859
10,209		Las Vegas Sand Corp.	748,626
894		Lear Corp.	167,151
1,485		Libbey, Inc.	8,494
3,881	[1]	Live Nation Entertainment, Inc.	153,183
2,806		Lowe's Cos., Inc.	231,299
259		M.D.C. Holdings, Inc.	7,514
28,128	[1]	MSG Networks, Inc.	576,624
10,944		Macy's, Inc.	340,030
1,707		Marriott International, Inc., Class A Shares	233,313
101		Marriott Vacations Worldwide Corp.	12,384
337		Movado Group, Inc.	13,295
989	[1]	Murphy USA, Inc.	61,882
3,181		National CineMedia, Inc.	18,195

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
2,017	[1]	NetFlix, Inc.	$630,232
740		Nutri/System, Inc.	21,460
3,168	[1]	O'Reilly Automotive, Inc.	811,230
885		PetMed Express, Inc.	29,612
494	[1]	Planet Fitness, Inc.	19,903
635		Pool Corp.	88,144
151	[1]	RH	14,413
2,300		Rent-A-Center, Inc.	23,253
1,600		Royal Caribbean Cruises, Ltd.	173,104
230	[1]	Scientific Games Corp.	12,259
3,900	[1]	Sally Beauty Holdings, Inc.	67,431
606	[1]	Shutterfly, Inc	49,038
7,184	[1]	Skechers USA, Inc., Class A	204,744
1,591	[1]	TRI Pointe Group, Inc.	27,222
793		Tailored Brands, Inc.	25,019
16,959		Target Corp.	1,231,223
1,891		Tile Shop Hldgs., Inc.	12,953
3,515		Toll Brothers, Inc.	148,192
291	[1]	TopBuild Corp. - W/I	23,193
5,423		Tupperware Brands Corp.	241,649
9,289		Viacom, Inc., Class B	280,156
465		Wynn Resorts Ltd.	86,578
1,135	[1]	Zumiez, Inc.	26,559
		TOTAL	10,747,709
		Consumer Staples—4.6%
2,708	[1]	Cal-Maine Foods, Inc.	131,880
675		Church and Dwight, Inc.	31,185
3,483		Dean Foods Co.	29,989
12,926		Estee Lauder Cos., Inc., Class A	1,914,211
4,289		Fresh Del Monte Produce, Inc.	210,804
19,489		McCormick & Co., Inc.	2,054,336
351		Medifast, Inc.	35,233
298	[1]	National Beverage Corp.	26,331
14,126		PepsiCo, Inc.	1,425,878
3,953	[1]	Post Holdings, Inc.	314,540
2,270		Procter & Gamble Co.	164,212
1,247		Smucker (J.M.) Co.	142,258
64	[1]	The Boston Beer Co., Inc., Class A	14,346
249	[1]	USANA Health Sciences, Inc.	26,282
716	[1]	United Natural Foods, Inc.	32,234
		TOTAL	6,553,719
		Energy—3.7%
17,252		Chevron Corp.	2,158,398
4,934	[1]	Cloud Peak Energy, Inc.	15,739
21,593		ConocoPhillips	1,414,341
280		Delek US Holdings, Inc.	13,264
932		EOG Resources, Inc.	110,134
9,781	[2]	Ensco PLC	55,263
1,230	[1]	Exterran Corp.	36,027

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Energy—continued
10,276		Exxon Mobil Corp.	$798,959
133		Golar LNG Ltd.	4,276
810		Gulf Island Fabrication, Inc.	8,100
5,217		HollyFrontier Corp.	316,620
852	[1]	Key Energy Services, Inc.	13,657
1,808	[1]	McDermott International, Inc.	11,933
10,600	[1]	Noble Corp. PLC	49,502
1,388		Occidental Petroleum Corp.	107,237
3,933	[1]	Overseas Shipholding Group, Inc.	14,670
305	[1]	PDC Energy, Inc.	16,330
3,698	[1]	Rowan Companies PLC	53,399
4,533	[1]	W&T Offshore, Inc.	27,651
143	[1]	Westmoreland Coal Company	15
		TOTAL	5,225,515
		Financials—10.4%
3,691		Allstate Corp.	361,054
5,951		Ally Financial, Inc.	155,321
384	[1]	Arch Capital Group Ltd.	30,770
13,907		Assured Guaranty Ltd.	504,685
4,379	[1]	Athene Holding Ltd.	214,571
898		BB&T Corp.	47,414
11,267		Bank of America Corp.	337,109
543		Beneficial Mutual Bancorp	8,607
4,700	[2]	Blackstone Mortgage Trust, Inc., Class A	144,995
1,169		CNO Financial Group, Inc.	25,063
1,672		Charter Financial Corp.	38,891
2,010		Citizens Financial Group, Inc.	83,395
4,851		Comerica, Inc.	458,808
1,763	[1]	E*Trade Financial Corp.	106,979
1,354	[1]	Enova International, Inc.	39,672
409		Enterprise Financial Services Corp.	20,798
1,307		Everest Re Group Ltd.	304,100
2,807	[1]	Ezcorp, Inc., Class A	38,456
209		Farmers Capital Bank Corp.	10,481
209		Federal Agricultural Mortgage Association, Class C	17,872
20,900		Fifth Third Bancorp	693,253
1,047		First Bancorp, Inc.	39,943
412		First Business Financial Services, Inc.	10,708
242		First Citizens Bancshares, Inc., Class A	104,614
638		First Defiance Financial Corp.	38,063
130		First Financial Corp.	5,558
559		First Guaranty Bancshares, Inc.	14,500
378		First Merchants Corp.	16,284
1,166	[1]	First NBC Bank Holding Co.	58
1,156		Fulton Financial Corp.	19,536
327		Hamilton Lane, Inc.	13,685
447		Hancock Holding Co.	21,836
337	[1]	Hometrust Bancshares, Inc.	8,796
13,300		Huntington Bancshares, Inc.	198,303

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
603		Iberiabank Corp.	$45,195
374		Interactive Brokers Group, Inc., Class A	27,751
18,626		JPMorgan Chase & Co.	2,026,136
16,358		KeyCorp	325,851
1,263		M & T Bank Corp.	230,207
1,866	[1]	MGIC Investment Corp.	18,697
192		Mercantile Bank Corp.	6,778
803		Meridian Bancorp, Inc.	15,177
109		Meta Financial Group, Inc.	12,115
253		Midland States Bancorp, Inc.	7,970
998		Moody's Corp.	161,876
396		National Bank Holdings Corp., Class A	13,931
17,976		Navient Corp.	238,362
22,500		New Residential Investment Corp.	393,300
143	[1]	Nicolet Bankshares, Inc.	7,947
5,688		Northern Trust Corp.	607,194
66		Ohio Valley Banc Corp.	3,006
9,349		PNC Financial Services Group	1,361,308
785		Peapack-Gladstone Financial Corp.	25,936
6,300		Popular, Inc.	291,627
158		Preferred Bank Los Angeles, CA	10,071
21,123		Prudential Financial	2,245,797
470		Republic Bancorp, Inc.	19,820
225		Sandy Spring Bancorp, Inc.	8,917
597		Sierra Bancorp	16,632
328		Simmons 1st National Corp., Class A	9,906
5,332		State Street Corp.	532,027
5,784		SunTrust Banks, Inc.	386,371
357	[1]	Texas Capital Bancshares, Inc.	35,218
11,480		The Travelers Cos, Inc.	1,510,768
465		TriCo Bancshares	17,377
175		UMB Financial Corp.	13,402
498		Union Bankshares Corp.	18,829
631		Universal Insurance Holdings, Inc.	20,476
462		WSFS Financial Corp.	23,146
2,909		Waterstone Financial, Inc.	49,889
964		Western New England Bancorp, Inc.	10,411
185		Wintrust Financial Corp.	16,548
539		Zions Bancorporation	29,510
		TOTAL	14,929,657
		Health Care—8.5%
471	[1]	AMAG Pharmaceutical, Inc.	9,679
351		Abaxis, Inc.	23,366
800		AbbVie, Inc.	77,240
2,586	[1]	Abiomed, Inc.	778,257
404	[1]	Acceleron Pharma, Inc.	14,104
263	[1]	Aimmune Therapeutics, Inc.	8,164
7,322	[1]	Align Technology, Inc.	1,829,402
306	[1]	Amedisys, Inc.	20,224

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
282	[1]	Atara Biotherapeutics, Inc.	$11,379
1,138	[1]	athenahealth, Inc.	139,371
131	[1]	Audentes Therapeutics, Inc.	4,894
10,886		Baxter International, Inc.	756,577
279	[1]	Blueprint Medicines Corp.	21,405
73		Cantel Medical Corp.	8,181
8,317	[1]	Celgene Corp.	724,411
679	[1]	Centene Corp.	73,726
15,524	[1,2]	Community Health Systems, Inc.	58,681
1,006		Cooper Cos., Inc.	230,082
3,502	[1]	DepoMed, Inc.	21,993
2,629	[1]	Edwards Lifesciences Corp.	334,829
466	[1]	Emergent BioSolutions, Inc.	24,167
1,044	[1]	Globus Medical, Inc.	53,442
1,465		HCA Healthcare, Inc.	140,259
560	[1]	Haemonetics Corp.	43,702
531	[1]	HealthEquity, Inc.	34,871
731	[1]	Heron Therapeutics, Inc.	22,149
806	[1]	Horizon Pharma PLC	10,671
362		Humana, Inc.	106,493
76	[1]	ICU Medical, Inc.	19,129
1,676	[1]	IDEXX Laboratories, Inc.	325,965
374	[1,2]	Immunomedics, Inc.	6,811
249	[1]	Inogen, Inc.	35,004
365	[1]	Integer Holdings Corp.	20,038
348	[1]	Intra-Cellular Therapies, Inc.	6,062
646	[1]	Iradimed Corp.	11,273
11,998		Johnson & Johnson	1,517,627
264		LeMaitre Vascular, Inc.	8,303
142	[1]	Ligand Pharmaceuticals, Inc., Class B	21,989
27,844		Lilly (Eli) & Co.	2,257,313
69	[1]	Loxo Oncology, Inc.	8,688
869		Luminex Corp.	18,553
1,427		Merck & Co., Inc.	84,007
1,024	[1,2]	MiMedx Group, Inc.	8,407
214	[1]	Molina Healthcare, Inc.	17,816
223	[1]	Nektar Therapeutics	18,656
290	[1]	NuVasive, Inc.	15,431
924	[1]	Orthofix International NV	56,382
14,903	[1]	PDL BioPharma, Inc.	43,517
461	[1]	PRA Health Sciences, Inc.	37,880
38,013		Pfizer, Inc.	1,391,656
86	[1]	SAGE Therapeutics, Inc.	12,377
1,404	[1]	Sangamo BioSciences, Inc.	22,183
174	[1]	Sarepta Therapeutics, Inc.	13,287
1,464	[1]	Vertex Pharmaceuticals, Inc.	224,226
174	[1]	Waters Corp.	32,783
5,146		Zoetis, Inc.	429,588
		TOTAL	12,246,670

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—7.1%
2,951		AGCO Corp.	$184,969
981	[1]	ASGN, Inc.	79,098
2,446		Acco Brands Corp.	29,474
456	[1]	Aerovironment, Inc.	24,852
17,704		Allison Transmission Holdings, Inc.	690,279
2,035	[1]	Atlas Air Worldwide Holdings, Inc.	129,019
127		Barnes Group, Inc.	7,052
1,891		C.H. Robinson Worldwide, Inc.	174,029
754	[1]	Caesarstone Ltd.	13,911
6,711		Caterpillar, Inc.	968,800
505	[1]	Chart Industries, Inc.	28,654
268	[1]	Cimpress NV	38,541
12,469		Cintas Corp.	2,123,471
8,376	[1]	Colfax Corp.	259,740
2,155	[1]	Copart, Inc.	110,077
647	[1]	CoStar Group, Inc.	237,229
2,017		Cummins, Inc.	322,438
117		Curtiss-Wright Corp.	14,981
1,727		Deluxe Corp.	118,369
305		Dover Corp.	28,273
1,032		Ennis, Inc.	18,473
1,722		Essendant, Inc.	12,812
6,072		Fluor Corp.	357,944
593		Greenbrier Cos., Inc.	26,003
1,234	[1]	Harsco Corp.	25,235
404	[1]	Herc Holdings, Inc.	21,271
510		Huntington Ingalls Industries, Inc.	124,037
799		Hurco Cos., Inc.	35,316
3,004	[1]	Jet Blue Airways Corp.	57,647
646		Kennametal, Inc.	23,547
293		MSA Safety, Inc.	25,444
776		Miller Herman, Inc.	23,823
518	[1]	Nexeo Solutions, Inc.	5,278
4,195		Old Dominion Freight Lines, Inc.	561,543
14,312		Paccar, Inc.	911,245
10,000		Pitney Bowes, Inc.	102,200
464	[1]	Proto Labs, Inc.	55,286
865		Quad Graphics, Inc.	21,374
2,533		R.R. Donnelley & Sons Co.	21,404
783		Republic Services, Inc.	50,644
898	[1]	Rush enterprises, Inc., Class A	36,665
10,666	[1]	SPX Corp.	337,472
1,940		Snap-On, Inc.	281,785
1,084		Spartan Motors, Inc.	19,349
2,397		Stanley Black & Decker, Inc.	339,391
223	[1]	Taser International, Inc.	9,362
1,867	[1]	Titan Machinery, Inc.	36,070
3,342		Trinity Industries, Inc.	106,510
705	[1]	Univar, Inc.	19,430

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
1,706	[1]	Verisk Analytics, Inc.	$181,604
880		W. W. Grainger, Inc.	247,588
2,837		Waste Management, Inc.	230,620
274		Werner Enterprises, Inc.	9,398
357	[1]	XPO Logistics, Inc.	34,686
3,017		Xylem, Inc.	219,939
		TOTAL	10,173,651
		Information Technology—15.2%
1,417	[1]	Adobe Systems, Inc.	314,007
2,011	[1]	Advanced Energy Industries, Inc.	119,755
1,828	[1]	Alphabet, Inc., Class A Shares	1,861,964
6,503		Apple, Inc.	1,074,686
15,491		Applied Materials, Inc.	769,438
453	[1,2]	Applied Optoelectronics, Inc.	14,478
310	[1]	Aspen Technology, Inc.	27,202
78		Belden, Inc.	4,805
215		Blackbaud, Inc.	22,566
12,270		CA, Inc.	426,996
185	[1]	CACI International, Inc., Class A	27,944
429		Cabot Microelectronics Corp.	43,522
1,197	[1]	Care.com, Inc.	18,673
543	[1]	Cirrus Logic, Inc.	19,803
310	[1]	Commvault Systems, Inc.	21,684
863	[1]	Cray, Inc.	20,583
779	[1]	Diodes, Inc.	22,240
175		Ebix, Inc.	13,563
391	[1]	Etsy, Inc.	11,707
666	[1]	Everi Holdings, Inc.	4,269
9,745	[1]	Facebook, Inc.	1,676,140
530	[1]	Fortinet, Inc.	29,341
437	[1]	GoDaddy, Inc.	28,213
308	[1]	GrubHub, Inc.	31,151
18,306		HP, Inc.	393,396
6,599	[1]	IAC Interactive Corp.	1,069,962
1,900	[1]	Insight Enterprises, Inc.	67,355
37,097		Intel Corp.	1,914,947
19,994		Juniper Networks, Inc.	491,652
484		KLA-Tencor Corp.	49,242
1,094	[1]	Kimball Electronics, Inc.	17,340
8,121		Lam Research Corp.	1,502,872
532		MKS Instruments, Inc.	54,477
12,681		Mastercard, Inc., Class A	2,260,642
9,941		Maxim Integrated Products, Inc.	541,784
182		Monolithic Power Systems	21,312
1,889		Nvidia Corp.	424,836
7,113		NetApp, Inc.	473,584
408	[1]	NetScout Systems, Inc.	11,077
131	[1]	Nutanix, Inc. – Class A	6,627
1,795	[1]	Palo Alto Networks, Inc.	345,555

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,322	[1,2]	Paycom Software, Inc.	$150,986
655	[1]	Paylocity Holding Corp.	35,783
178		Progress Software Corp.	6,574
515	[1]	Qualys, Inc.	39,629
12,584	[1]	Red Hat, Inc.	2,051,947
630	[1]	RingCentral, Inc.	42,241
12,630	[1]	Salesforce.com, Inc.	1,528,104
7,000	[1]	Sanmina Corp.	206,500
1,436	[1]	ServiceNow, Inc.	238,577
1,164	[1]	Splunk, Inc.	119,485
68	[1]	Stamps.com, Inc.	15,487
510	[1]	TTM Technologies	7,109
1,067		Travelport Worldwide Ltd.	18,288
477	[1]	Verint Systems, Inc.	20,082
24,875		Vishay Intertechnology, Inc.	439,044
440	[1]	Web.com Group, Inc.	8,184
778		Western Digital Corp.	61,299
10,000		Western Union Co.	197,500
1,309	[1]	Workday, Inc.	163,416
2,139		Xerox Corp.	67,272
350	[1]	Yelp, Inc.	15,697
190	[1]	Zebra Technologies Co., Class A	25,618
621	[1]	Zendesk, Inc.	30,274
		TOTAL	21,740,486
		Materials—1.6%
1,417	[1]	AgroFresh Solutions, Inc.	9,806
648		Boise Cascade Co.	26,957
1,054		Carpenter Technology Corp.	56,136
1,959		Commercial Metals Corp.	41,159
3,600		Domtar Corp.	158,040
2,334		Gold Resource Corp.	11,833
1,600	[1]	Intrepid Potash, Inc.	7,248
906		Louisiana-Pacific Corp.	25,667
8,026		Newmont Mining Corp.	315,341
730		Schnitzer Steel Industries, Inc., Class A	21,498
4,404		Sherwin-Williams Co.	1,619,175
152		Stepan Co.	10,689
238		Trinseo SA	17,362
		TOTAL	2,320,911
		Real Estate—1.2%
763	[1]	Altisource Portfolio Solutions S.A.	20,891
1,200		American Tower Corp.	163,632
1,400		Coresite Realty Corp.- REIT	145,740
2,400		DCT Industrial Trust, Inc.	157,368
4,100		Pebblebrook Hotel Trust	143,459
8,000		Rexford Industrial Realty, Inc.	244,400
2,100		Sun Communities, Inc.	197,085
23,000		Sunstone Hotel Investors, Inc.	358,800
5,400		Terreno Realty Corp.	200,610

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
3,000		Weyerhaeuser Co.	$110,340
		TOTAL	1,742,325
		Telecommunication Services—0.9%
8,238		AT&T, Inc.	269,383
4,492	[2]	Frontier Communications Corp.	37,284
12,534	[1]	T-Mobile USA, Inc.	758,432
3,977		Verizon Communications	196,265
3,279	[1]	Vonage Holdings Corp.	36,659
		TOTAL	1,298,023
		Utilities—2.5%
15,600		AES Corp.	190,944
16,119		Entergy Corp.	1,315,149
14,145		Exelon Corp.	561,274
387		Northwestern Corp.	21,262
299		New Jersey Resources Corp.	12,364
6,683		NiSource, Inc.	162,998
27,224	[1]	P G & E Corp.	1,255,026
965		PNM Resources, Inc.	38,262
1,498		Portland General Electric Co.	63,635
		TOTAL	3,620,914
		TOTAL COMMON STOCKS (IDENTIFIED COST $84,526,318)	90,599,580
		ASSET-BACKED SECURITIES—0.5%
		Auto Receivables—0.1%
$ 100,000		Santander Drive Auto Receivables Trust 2016-2, Class C, 2.66%, 11/15/2021	99,858
		Credit Card—0.2%
350,000	[3]	Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 2.627%, (1-month USLIBOR +0.730%) 01/18/2022	351,466
		Home Equity Loan—0.0%
18,114		CS First Boston Mortgage Securities Corp. 2002-HE4, Class AF, 5.51%, 08/25/2032	18,512
		Other—0.2%
115,000	[3]	Navistar Financial Dealer Note Master Trust 2016-1, Class A, 3.247%, (1-month USLIBOR +1.350%) 09/27/2021	115,438
128,000		PFS Financing Corp. 2016-BA, Class A, 1.87%, 10/15/2021	126,055
		TOTAL	241,493
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $712,064)	711,329
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.0%
		Commercial Mortgage—2.0%
170,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.17%, 7/15/2049	163,624
190,000		Bank, Class A4, 3.488%, 11/15/2050	185,456
495	[4]	Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 6.220%, 3/25/2031	501
190,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	176,759
200,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	198,353
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	70,875
125,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 5/15/2045	128,081
200,000		Commercial Mortgage Trust 2013-CR8, Class B, 4.0938% 6/10/2046	198,462
200,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.49% 10/10/2047	203,411
300,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	297,126
200,000		FREMF Mortgage Trust 2013-K25, Class B, 3.744%, 11/25/2045	200,128
1,436		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	1,503
1,851		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	1,952

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$5,117		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	$5,488
74,635		Federal Home Loan Mortgage Corp., 2.263%, 4/25/2025	71,883
300,000		Federal Home Loan Mortgage Corp., 2.566%, 9/25/2020	298,399
5,422	[3]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749% (10-year Constant Maturity Treasury +48.285%), Maximum Rate 9.749%, 7/25/2023	5,822
1,250		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	1,260
100,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 5/10/2045	101,915
5,536		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	5,952
200,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.1413%, 12/15/2049	191,696
50,000		JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.6939%, 3/15/2050	49,897
100,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	101,153
150,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	149,275
25,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	25,849
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,940,451)	2,834,820
		CORPORATE BONDS—11.7%
		Basic Industry - Chemicals—0.0%
35,000		Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	36,427
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	20,840
		TOTAL	57,267
		Basic Industry - Metals & Mining—0.3%
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	15,637
62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	61,943
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	41,235
20,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.2%, 10/01/2022	20,065
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	102,778
20,000		Southern Copper Corp., Sr. Unsecd. Note, 6.75%, 04/16/2040	24,166
160,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	169,388
		TOTAL	435,212
		Basic Industry - Paper—0.0%
10,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.25%, 03/15/2023	9,828
20,000		Weyerhaeuser Co., Sr. Unsecd. Note, 4.700%, 03/15/2021	20,709
		TOTAL	30,537
		Capital Goods - Aerospace & Defense—0.2%
100,000		Arconic, Inc., 5.870%, 02/23/2022	104,625
11,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	11,784
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	20,537
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	9,871
40,000	[3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 3.574%, (3-month USLIBOR +1.735%) 2/15/2042	37,000
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 03/15/2026	49,650
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	51,268
		TOTAL	284,735
		Capital Goods - Building Materials—0.2%
200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.2%, 10/01/2024	191,000
80,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	80,750
		TOTAL	271,750
		Capital Goods - Construction Machinery—0.0%
40,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	42,085
		Capital Goods - Diversified Manufacturing—0.1%
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	15,569

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$30,000	General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.1%, 01/09/2023	$29,393
15,000	Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	16,189
14,000	Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	14,896
	TOTAL	76,047
	Capital Goods - Environmental—0.1%
85,000	Republic Services, Inc., Company Guarantee, 5.500%, 9/15/2019	87,983
	Capital Goods - Packaging—0.0%
45,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 06/15/2022	45,665
10,000	WestRock Co., Sr. Unsecd. Note, 4.45%, 03/01/2019	10,123
	TOTAL	55,788
	Communications - Cable & Satellite—0.2%
200,000	CCO Safari II LLC, 4.908%, 07/23/2025	203,709
90,000	NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	93,760
30,000	Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	31,430
	TOTAL	328,899
	Communications - Media & Entertainment—0.4%
75,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	86,248
30,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 01/31/2046	31,812
25,000	Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	26,290
250,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2026	239,535
20,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	20,031
150,000	WPP Finance 2010, Sr. Unsecd. Note, 5.625%, 11/15/2043	156,714
	TOTAL	560,630
	Communications - Telecom Wireless—0.2%
100,000	American Tower Corp., Sr. Unsecd. Note, 3.400%, 02/15/2019	100,433
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 06/15/2026	142,752
	TOTAL	243,185
	Communications - Telecom Wirelines—0.1%
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	91,898
	Consumer Cyclical - Automotive—0.6%
175,000	American Honda Finance Corp., Unsecd. Deb., Series MTN, 2.25%, 8/15/2019	173,856
10,000	DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	14,271
100,000	Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	89,498
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 03/18/2021	198,668
150,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 01/15/2019	150,320
160,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 07/06/2021	158,207
100,000	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 08/09/2018	99,944
	TOTAL	884,764
	Consumer Cyclical - Leisure—0.1%
200,000	Football Trust V, Pass Thru Cert., 5.35%, 10/05/2020	208,326
	Consumer Cyclical - Lodging—0.1%
30,000	Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 07/15/2023	29,494
50,000	Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	50,075
	TOTAL	79,569
	Consumer Cyclical - Retailers—0.4%
50,000	Advance Auto Parts, Inc., 4.5%, 12/01/2023	51,241
40,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 04/21/2026	37,274
250,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	239,914
175,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 06/01/2026	159,861

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$10,000	O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	$10,374
80,000	Under Armour, Inc., Sr. Unsecd. Note, 3.25%, 06/15/2026	71,135
	TOTAL	569,799
	Consumer Cyclical - Services—0.3%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.8%, 06/06/2023	192,247
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.800%, 12/05/2024	127,262
65,000	Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	68,599
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	11,890
70,000	Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	68,263
	TOTAL	468,261
	Consumer Non-Cyclical - Food/Beverage—0.5%
100,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.6%, 04/15/2048	99,015
140,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/01/2026	131,924
80,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 04/17/2048	77,727
200,000	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.200%, 04/09/2023	196,091
60,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 08/15/2027	56,814
50,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	50,832
125,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.55%, 06/02/2027	118,828
	TOTAL	731,231
	Consumer Non-Cyclical - Health Care—0.0%
15,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/01/2022	14,709
10,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 08/23/2022	10,072
	TOTAL	24,781
	Consumer Non-Cyclical - Products—0.1%
200,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	196,392
	Consumer Non-Cyclical - Tobacco - 0.0%
24,000	Altria Group, Inc., 9.250%, 08/06/2019	25,891
30,000	Philip Morris International, Inc., 5.650%, 05/16/2018	30,039
	TOTAL	55,930
	Energy - Independent—0.3%
250,000	Canadian Natural Resources Ltd., 3.900%, 02/01/2025	246,706
125,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 05/15/2027	121,514
30,000	EOG Resources, Inc., Note, 5.625%, 06/01/2019	30,853
100,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/01/2025	98,161
	TOTAL	497,234
	Energy - Integrated—0.2%
30,000	BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	30,099
135,000	BP Capital Markets PLC, 3.119%, 5/04/2026	129,281
75,000	Husky Energy, Inc., 4.000%, 04/15/2024	75,301
53,000	Petrobras Global Finance BV, Sr. Unsecd. Note, Series 144A, 5.299%, 01/27/2025	52,152
25,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	24,863
	TOTAL	311,696
	Energy - Midstream—0.6%
100,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.05%, 3/15/2025	96,773
75,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	76,472
170,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.95%, 02/15/2027	169,450
10,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	10,427
150,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 03/01/2043	139,561
100,000	Kinder Morgan, Inc., 5.05%, 2/15/2046	95,790

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$40,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 03/01/2027	$39,059
195,000		ONEOK, Inc., Sr Unsecured Note, 4.95%, 07/13/2047	195,638
20,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	19,053
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	30,398
		TOTAL	872,621
		Energy - Oil Field Services—0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	15,188
20,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	19,650
50,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 09/15/2023	47,750
		TOTAL	82,588
		Energy - Refining—0.0%
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	12,009
10,000		Valero Energy Corp., 9.375%, 03/15/2019	10,556
		TOTAL	22,565
		Financial Institution - Banking—2.6%
74,000		American Express Co., 2.650%, 12/02/2022	71,234
250,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 05/05/2021	243,675
50,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	49,893
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 04/19/2026	289,712
250,000	[3]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.958%, (3-month USLIBOR +0.650%) 10/01/2021	251,412
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.000%, 5/13/2021	105,241
200,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	195,930
200,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 03/30/2021	196,877
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 04/27/2025	239,781
170,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 05/01/2026	160,978
100,000		Citigroup, Inc., Sub. Note, 4.450%, 09/29/2027	99,302
25,000		City National Corp., Sr. Unsecd. Note, 5.250%, 09/15/2020	26,111
30,000		Comerica, Inc., 3.800%, 7/22/2026	29,101
80,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	79,713
275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 01/22/2023	273,827
25,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	29,132
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	180,888
50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 04/05/2021	52,535
250,000		Huntington National Bank, Sr. Unsecd. Note, 2.200%, 04/01/2019	248,989
400,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	392,106
120,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.500%, 04/21/2021	117,285
210,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	209,193
130,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	128,748
		TOTAL	3,671,663
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
80,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	79,548
125,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 04/15/2021	135,648
13,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	14,195
		TOTAL	229,391
		Financial Institution - Finance Companies—0.1%
170,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 02/01/2022	170,317
		Financial Institution - Insurance - Health—0.0%
45,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.75%, 07/15/2045	48,284

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—0.7%
$200,000	Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	$201,839
25,000	American International Group, Inc., 4.500%, 07/16/2044	23,894
35,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	35,277
125,000	American International Group, Inc., Sr. Unsecd. Note, 4.2%, 04/01/2028	124,173
10,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	10,264
275,000	Mass Mutual Global Funding II, Series 144A, 2.000%, 04/15/2021	265,853
10,000	MetLife, Inc., Jr. Sub. Note, 10.75%, 8/01/2039	15,375
250,000	MetLife, Inc., Sr. Unsecd. Note, 3.600%, 04/10/2024	250,217
15,000	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	20,170
10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 05/15/2023	9,774
10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 09/15/2022	9,913
50,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	62,841
	TOTAL	1,029,590
	Financial Institution - Insurance - P&C—0.2%
20,000	Chubb Ltd., Sr. Unsecd. Note, 5.75%, 05/15/2018	20,025
100,000	Liberty Mutual Group, Inc., 4.85%, Series 144A, 8/01/2044	102,349
65,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	102,703
	TOTAL	225,077
	Financial Institution - REIT - Apartment—0.1%
20,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	19,711
10,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 01/10/2022	10,306
70,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.95%, 09/01/2026	63,871
	TOTAL	93,888
	Financial Institution - REIT - Healthcare—0.1%
40,000	Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	42,144
50,000	Healthcare Trust of America, 3.700%, 04/15/2023	49,400
	TOTAL	91,544
	Financial Institution - REIT - Office—0.2%
50,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	50,125
70,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 01/15/2028	67,571
50,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2022	51,718
55,000	Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	57,038
	TOTAL	226,452
	Financial Institution - REIT - Other—0.1%
75,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	75,821
	Financial Institution - REIT - Retail—0.1%
50,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/01/2022	49,400
20,000	Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	20,641
	TOTAL	70,041
	Sovereign—0.0%
30,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	31,237
	Technology—0.6%
45,000	Apple, Inc., Sr. Unsecd. Note, 1.000%, 05/03/2018	44,998
30,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 05/03/2023	28,827
140,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	139,024
20,000	Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	20,756
240,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 6.02%, 06/15/2026	254,573
125,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	120,704
53,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	52,594

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Technology—continued
$70,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.6%, 10/15/2020	$70,538
20,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	19,467
50,000	Total System Services, Inc., Sr. Unsecd. Note, 4.8%, 04/01/2026	52,034
10,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	10,173
25,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 01/15/2019	25,333
50,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 06/15/2045	54,492
	TOTAL	893,513
	Transportation - Railroads—0.2%
50,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	60,266
30,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3%, 05/15/2023	28,816
225,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.125%, 06/01/2026	211,146
	TOTAL	300,228
	Transportation - Services—0.1%
50,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	49,980
70,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 03/01/2022	68,223
30,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	30,168
	TOTAL	148,371
	Utility - Electric—1.2%
5,000	Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	5,178
110,000	Duke Energy Corp., Sr. Unsecd. Note, 2.65%, 09/01/2026	99,668
70,000	Electricite de France SA, Note, Series 144A, 5.600%, 01/27/2040	80,578
140,000	Emera US Finance LP, Sr. Unsecd. Note, 4.75%, 06/15/2046	139,633
170,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 03/15/2026	163,787
200,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	191,433
100,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	102,458
10,000	Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	10,318
20,000	Indiana Michigan Power Co., Sr Unsecured Note, Series L, 3.75%, 07/01/2047	18,520
70,000	Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.55%, 03/15/2046	73,573
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub., 5.250%, 04/20/2046	114,833
25,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8%, 3/01/2032	34,823
50,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	49,795
185,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 05/15/2047	182,791
250,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 05/15/2026	232,927
50,000	Progress Energy, Inc., 7.050%, 03/15/2019	51,814
175,000	Southern Co., Sr. Unsecd. Note, 3.25%, 07/01/2026	164,552
10,000	TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	10,333
40,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	41,144
	TOTAL	1,768,158
	Utility - Natural Gas—0.1%
20,000	Atmos Energy Corp., 8.500%, 03/15/2019	20,972
50,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 09/15/2021	50,450
65,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 03/01/2023	64,322
	TOTAL	135,744
	TOTAL CORPORATE BONDS (IDENTIFIED COST $16,827,584)	16,781,092

Shares or Principal Amount			Value
		U.S. TREASURY—0.8%
$133,525		U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	$147,555
105,041	[5]	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	103,543
164,991		U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2022	162,196
100,927		U.S. Treasury Inflation-Protected Note, 0.500%, 1/15/2028	98,313
55,000		United States Treasury Bond, 3.000%, 2/15/2048	53,767
30,000		United States Treasury Note, 1.875%, 03/31/2022	29,054
400,000		United States Treasury Note, 2.250%, 2/29/2020	398,424
10,000		United States Treasury Note, 2.250%, 11/15/2024	9,621
75,000		United States Treasury Note, 2.250%, 2/15/2027	70,958
125,000		United States Treasury Note, 2.750%, 2/15/2028	122,900
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,203,908)	1,196,331
		EXCHANGE-TRADED FUNDS—8.2%
132,100		iShares MSCI EAFE ETF	9,344,754
41,400		iShares Core MSCI Emerging Markets ETF	2,353,590
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $11,282,753)	11,698,344
		INVESTMENT COMPANIES—14.1%
168,808		Emerging Markets Core Fund	1,640,808
145,728		Federated Bank Loan Core Fund	1,473,309
815,706		Federated Government Obligations Fund, Institutional Shares, 1.56%[6]	815,706
2,808,604		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.91%[6]	2,808,604
838,009		Federated Mortgage Core Portfolio	8,002,988
331,555		Federated Project and Trade Finance Core Fund	3,003,891
385,816		High Yield Bond Portfolio	2,407,493
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $21,077,237)	20,152,799
		TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $138,570,315)	143,974,295
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[7]	(682,418)
		TOTAL NET ASSETS—100%	$143,291,877
At April 30, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]United States Treasury Note 2-Year Long Futures	13	$2,756,609	June 2018	$(3,740)
[1]United States Treasury Note 5-Year Long Futures	10	$1,135,078	June 2018	(1,055)
[1]United States Treasury Long Bond Long Futures	1	$143,844	June 2018	998
[1]United States Treasury Ultra Bond Long Futures	12	$1,885,500	June 2018	38,973
[1]United States Treasury Note 10-Year Short Futures	21	$2,512,125	June 2018	11,607
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$46,783
The average notional value of long and short futures contracts held by the Fund throughout the period was $6,130,784 and $3,940,561, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holdings during the period ended April 30, 2018, were as follows:
Affiliates	Balance of Shares Held 7/31/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gains/(Loss)	Dividend Income	Gain Distribution Received
Emerging Markets Core Fund	121,734	64,843	(17,769)	168,808	$1,640,808	$(75,564)	$(2,112)	$73,706	$2,133
Federated Bank Loan Core Fund	167,174	57,248	(78,694)	145,728	$1,473,309	$(15,771)	$8,024	$70,207	$—
Federated Government Obligations Fund, Institutional Shares*	—	856,676	(40,970)	815,706	$815,706	N/A	N/A	$221	$—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	3,984,935	32,008,405	(33,184,736)	2,808,604	$2,808,604	$264	$(884)	$28,126	$—
Federated Mortgage Core Portfolio	819,800	324,633	(306,424)	838,009	$8,002,988	$(183,690)	$(59,595)	$175,824	$—
Federated Project and Trade Finance Core Fund	320,743	10,812	—	331,555	$3,003,891	$(35,597)	$(1,056)	$98,290	$—
High Yield Bond Portfolio	482,432	139,373	(235,989)	385,816	$2,407,493	$(81,614)	$(25,638)	$136,936	$—
TOTAL OF AFFILIATED TRANSACTIONS	5,896,818	33,461,990	(33,864,582)	5,494,226	$20,152,799	$(391,972)	$(81,261)	$583,310	$2,133
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$766,875	$815,706
3	Floating/variable note with current rate and current maturity or next reset date shown.
4	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
5	All or a portion of this security is segregated as collateral for futures contracts.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDT LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$88,749,690	$—	$—	$88,749,690
International	1,849,890	—	—	1,849,890
Debt Securities:
Asset-Backed Securities	—	711,329	—	711,329
Collateralized Mortgage Obligations	—	2,834,820	—	2,834,820
Corporate Bonds	—	16,781,092	—	16,781,092
U.S. Treasury	—	1,196,331	—	1,196,331
Exchange-Traded Funds	11,698,344	—	—	11,698,344
Investment Companies[1]	3,624,310	—	—	20,152,799
TOTAL SECURITIES	$105,922,234	$21,523,572	$—	$143,974,295
Other Financial Instruments[2]
Assets	$51,578	$—	$—	$51,578
Liabilities	(4,795)	—	—	(4,795)
TOTAL OTHER FINANCIAL INSTRUMENTS	$46,783	$—	$—	$46,783
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $16,528,489 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
19
Federated MDT Large Cap Growth Fund
Portfolio of Investments
April 30, 2018 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Consumer Discretionary—18.2%
2,746	[1]	Amazon.com, Inc.	$4,300,593
1,041	[1]	AutoZone, Inc.	650,125
14,365		Bed Bath & Beyond, Inc.	250,813
5,900		Big Lots, Inc.	250,455
3,283		Block (H&R), Inc.	90,775
2,464	[1]	Burlington Stores, Inc.	334,734
2,844		D. R. Horton, Inc.	125,534
2,873	[2]	Dillards, Inc., Class A	214,182
9,100	[1,2]	Discovery, Inc.	215,215
1,414		Foot Locker, Inc.	60,915
25,317		Ford Motor Co.	284,563
5,804	[1,2]	Fossil, Inc.	86,770
4,516	[1]	GNC Holdings, Inc.	16,032
881		Hasbro, Inc.	77,607
6,531		Home Depot, Inc.	1,206,929
10,436		Las Vegas Sands Corp.	765,272
1,844		Lear Corp.	344,773
5,528	[1]	Live Nation Entertainment, Inc.	218,190
1,910		Lowe's Cos., Inc.	157,441
73,976	[1]	MSG Networks, Inc.	1,516,508
8,123		Macy's, Inc.	252,382
5,520	[1]	NetFlix, Inc.	1,724,779
5,474	[1]	O'Reilly Automotive, Inc.	1,401,727
535		Pool Corp.	74,263
1,693		Ross Stores, Inc.	136,879
5,600	[1]	Sally Beauty Holdings, Inc.	96,824
9,198	[1]	Skechers USA, Inc., Class A	262,143
614		Toll Brothers, Inc.	25,886
9,449		Tupperware Brands Corp.	421,048
1,921	[1]	Weight Watchers International, Inc.	134,566
597		Wynn Resorts Ltd.	111,156
		TOTAL	15,809,079
		Consumer Staples—7.0%
996		Church and Dwight, Inc.	46,015
10,500		Estee Lauder Cos., Inc., Class A	1,554,945
12,348		Flowers Foods, Inc.	279,188
661		Kellogg Co.	38,933
20,560		McCormick & Co., Inc.	2,167,230
19,533		PepsiCo, Inc.	1,971,661
		TOTAL	6,057,972
		Financials—4.5%
14,400		Ally Financial, Inc.	375,840
28,222		Citizens Financial Group, Inc.	1,170,930
3,906		MSCI, Inc., Class A	585,236
2,514		Moody's Corp.	407,771
12,000		Prudential Financial, Inc.	1,275,840
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
2,300		Waddell & Reed Financial, Inc., Class A	$46,552
		TOTAL	3,862,169
		Health Care—11.9%
2,599	[1]	Abiomed, Inc.	782,169
7,728	[1]	Align Technology, Inc.	1,930,841
2,459		Baxter International, Inc.	170,900
427		Bristol-Myers Squibb Co.	22,259
14,176	[1]	Celgene Corp.	1,234,730
2,109		Cooper Cos., Inc.	482,349
4,078	[1]	Edwards Lifesciences Corp.	519,374
26,496		Eli Lilly & Co.	2,148,031
1,582		Humana, Inc.	465,393
881	[1]	IDEXX Laboratories, Inc.	171,346
3,637	[1]	Myriad Genetics, Inc.	102,891
1,397		UnitedHealth Group, Inc.	330,251
1,112	[1]	Veeva Systems, Inc.	77,984
213	[1]	Vertex Pharmaceuticals, Inc.	32,623
777	[1]	Waters Corp.	146,395
2,085	[1]	Wellcare Health Plans, Inc.	427,759
15,584		Zoetis, Inc.	1,300,952
		TOTAL	10,346,247
		Industrials—13.1%
2,511		3M Co.	488,113
832		Allegion PLC	64,214
17,348		Allison Transmission Holdings, Inc.	676,399
1,008		Boeing Co.	336,229
5,493		C.H. Robinson Worldwide, Inc.	505,521
10,172		Caterpillar, Inc.	1,468,430
13,458		Cintas Corp.	2,291,897
6,721	[1]	Copart, Inc.	343,309
423	[1]	CoStar Group, Inc.	155,097
2,419		Fortive Corp.	170,080
2,586		Grainger (W.W.), Inc.	727,571
2,587		Huntington Ingalls Industries, Inc.	629,184
380		IDEX Corp.	50,791
890		Illinois Tool Works, Inc.	126,398
13,961	[1]	Jet Blue Airways Corp.	267,912
242		Landstar System, Inc.	24,599
303		Lincoln Electric Holdings	25,110
7,990		Old Dominion Freight Lines, Inc.	1,069,541
218		Parker-Hannifin Corp.	35,887
28,428		Pitney Bowes, Inc.	290,534
3,882		R.R. Donnelley & Sons Co.	32,803
2,921		Southwest Airlines Co.	154,316
430		Toro Co.	25,108
5,536	[1]	Verisk Analytics, Inc.	589,307
3,646		Waste Management, Inc.	296,383
1,339	[1]	XPO Logistics, Inc.	130,097
5,421		Xylem, Inc.	395,191
		TOTAL	11,370,021
2

Shares			Value
		COMMON STOCKS—continued
		Information Technology—39.1%
5,845	[1]	Adobe Systems, Inc.	$1,295,252
4,098	[1]	Alphabet, Inc.	4,174,141
35,355		Apple, Inc.	5,842,767
34,299		Applied Materials, Inc.	1,703,631
1,505		Automatic Data Processing, Inc.	177,710
35,613		CA, Inc.	1,239,332
16,398	[1]	Facebook, Inc.	2,820,456
2,106	[1]	GoDaddy, Inc.	135,963
6,902	[1]	IAC Interactive Corp.	1,119,090
18,872		Intel Corp.	974,173
3,274		KLA-Tencor Corp.	333,097
8,457		Lam Research Corp.	1,565,052
13,410		Mastercard, Inc.	2,390,601
5,347		Maxim Integrated Products, Inc.	291,412
2,681		Microsoft Corp.	250,727
12,740		NetApp, Inc.	848,229
3,155		Nvidia Corp.	709,560
1,497	[1]	Palo Alto Networks, Inc.	288,187
13,983	[1]	Red Hat, Inc.	2,280,068
14,585	[1]	Salesforce.com, Inc.	1,764,639
3,025	[1]	ServiceNow, Inc.	502,574
2,246		Total System Services, Inc.	188,799
16,893		Visa, Inc., Class A	2,143,384
44,090		Western Union Co.	870,778
		TOTAL	33,909,622
		Materials—2.9%
1,144		Avery Dennison Corp.	119,902
3,038	[1]	Berry Global Group, Inc.	167,090
2,135		Ecolab, Inc.	309,084
441		LyondellBasell Investment LLC	46,627
4,833		Sherwin-Williams Co.	1,776,901
1,138		Westlake Chemical Corp.	121,732
		TOTAL	2,541,336
		Telecommunication Services—1.4%
8,291	[1]	T-Mobile USA, Inc.	501,689
13,732		Verizon Communications, Inc.	677,674
		TOTAL	1,179,363
		TOTAL COMMON STOCKS (IDENTIFIED COST $70,694,163)	85,075,809
		INVESTMENT COMPANIES – 2.5%
419,067		Federated Government Obligations Fund, Institutional Shares, 1.56%[3]	419,067
1,709,645		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.91%[3]	1,709,645
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,128,589)	2,128,712
		TOTAL INVESTMENT IN SECURITIES-100.6% (IDENTIFIED COST $72,822,752)	87,204,521
		OTHER ASSETS AND LIABILITIES-NET—(0.6)%[4]	(525,743)
		TOTAL NET ASSETS—100%	$86,678,778
3

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2018, were as follows:
	Federated Government Obligations Fund, Institutional Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total Affiliated Transactions
Balance of Shares Held 7/31/2017	—	1,319,861	1,319,861
Purchases/Additions	438,384	17,267,360	17,705,744
Sales/Reductions	(19,317)	(16,877,576)	(16,896,893)
Balance of Shares Held 4/30/2018	419,067	1,709,645	2,128,712
Value	$419,067	$1,709,645	$2,128,712
Change in Unrealized Appreciation/Depreciation	N/A	$(76)	$(76)
Net Realized Gain/(Loss)	N/A	$(138)	$(138)
Dividend Income	$—	$16,704	$16,704
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$394,873	$419,067
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and
4

assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2018, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
5
Federated MDT Small Cap Core Fund
Portfolio of Investments
April 30, 2018 (unaudited)
Shares			Value
		COMMON STOCKS—97.3%
		Consumer Discretionary—13.0%
120,824	[1]	Beazer Homes USA, Inc.	$1,773,696
186,871	[2]	Buckle, Inc.	4,307,377
250,536		Chicos Fas, Inc.	2,487,823
19,108		Children's Place, Inc./The	2,437,225
24,226	[1]	Cooper-Standard Holding, Inc.	2,999,179
41,028		Dana, Inc.	973,594
72,377	[1]	Deckers Outdoor Corp.	6,749,879
42,850	[1]	Five Below, Inc.	3,025,639
106,987	[1,2]	Fossil, Inc.	1,599,456
256,087	[1]	Francesca's Holdings Corp.	1,267,631
180,175	[1,2]	GNC Holdings, Inc.	639,621
38,901	[1,2]	iRobot Corp.	2,270,262
266,860		KB Home	7,085,133
179,928	[1]	K12, Inc.	2,752,898
45,521		Movado Group, Inc.	1,795,803
136,137		Nutri/System, Inc.	3,947,973
91,724	[2]	PetMed Express, Inc.	3,069,085
23,392	[1]	RH	2,232,766
62,499	[1]	Scientific Games Corp.	3,331,197
94,597	[1]	Shutterfly, Inc.	7,654,789
310,030	[1]	TRI Pointe Group, Inc.	5,304,613
97,986		Tailored Brands, Inc.	3,091,458
331,290		Tile Shop Hldgs., Inc.	2,269,337
48,681	[1]	TopBuild Corp.	3,879,876
		TOTAL	76,946,310
		Consumer Staples—1.9%
33,283		Medifast, Inc.	3,340,947
79,796	[1]	Performance Food Group Co.	2,589,380
119,682	[1]	United Natural Foods, Inc.	5,388,084
		TOTAL	11,318,411
		Energy—3.6%
13,891		Arch Coal, Inc.	1,122,810
161,308		Archrock, Inc.	1,742,126
42,937	[2]	CVR Energy, Inc.	1,481,327
39,625		Delek US Holdings, Inc.	1,877,036
121,493	[1]	Exterran Corp.	3,558,530
66,875		Golar LNG Ltd.	2,150,031
118,854		Gulf Island Fabrication, Inc.	1,188,540
82,168	[1]	Key Energy Services, Inc.	1,317,153
41,799	[1]	PDC Energy, Inc.	2,237,919
13,997		Peabody Energy Corp.	515,789
647,002	[1]	W&T Offshore, Inc.	3,946,712
62,619	[1]	Westmoreland Coal Co.	6,575
		TOTAL	21,144,548
		Financials—18.6%
22,539		1st Source Corp.	1,172,028
78,787		BancorpSouth Bank	2,603,910
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
267,821		CNO Financial Group, Inc.	$5,742,082
131,747		Charter Financial Corp.	3,064,435
51,654	[1]	Enova International, Inc.	1,513,462
67,550		Enterprise Financial Services Corp.	3,434,918
259,664	[1]	Ezcorp, Inc., Class A	3,557,397
14,314		Farmers Capital Bank Corp.	717,847
20,428		Federal Agricultural Mortgage Association, Class C	1,746,798
28,122		Financial Institutions, Inc.	874,594
61,863		First Bancorp, Inc.	2,360,073
40,342		First Busey Corp.	1,196,140
2,982		First Citizens Bancshares, Inc., Class A	1,289,089
85,371		First Defiance Financial Corp.	5,093,234
74,985		First Financial Bancorp	2,320,786
48,448		First Guaranty Bancshares, Inc.	1,256,741
124,151	[1]	First NBC Bank Holding Co.	6,208
115,224		Fulton Financial Corp.	1,947,286
84,009		Hancock Holding Co.	4,103,840
48,943	[1]	Hometrust Bancshares, Inc.	1,277,412
88,187		Iberiabank Corp.	6,609,616
214,953	[1]	MGIC Investment Corp.	2,153,829
156,105		Meridian Bancorp, Inc.	2,950,385
11,311		Meta Financial Group, Inc.	1,257,218
76,650		National Bank Holdings Corp.	2,696,547
19,683	[1]	Nicolet Bankshares, Inc.	1,093,784
240,652		Old National Bancorp	4,139,214
36,850		Peapack-Gladstone Financial Corp.	1,217,524
13,446		Preferred Bank Los Angeles, CA	857,048
112,685		QCR Holdings, Inc.	5,098,996
21,857		Republic Bancorp, Inc.	921,710
40,214		Sandy Spring Bancorp, Inc.	1,593,681
62,605		Simmons 1st National Corp., Class A	1,890,671
60,283		State Bank Financial Corp.	1,899,517
25,764	[1]	Texas Capital Bancshares, Inc.	2,541,619
32,882		TriCo Bancshares	1,228,800
36,871		UMB Financial Corp.	2,823,581
53,939		Union Bankshares Corp.	2,039,434
60,176		Universal Insurance Holdings, Inc.	1,952,711
168,042		Valley National Bancorp	2,108,927
56,326		WSFS Financial Corp.	2,821,933
132,707		Waddell & Reed Financial, Inc., Class A	2,685,990
123,602		Washington Federal, Inc.	3,924,363
227,145		Waterstone Financial, Inc.	3,895,537
108,805		Western New England Bancorp, Inc.	1,175,094
37,276		Wintrust Financial Corp.	3,334,338
		TOTAL	110,190,347
		Health Care—16.5%
66,205	[1,3]	Adeptus Health, Inc., Class A	0
78,928	[1,2]	AMAG Pharmaceutical, Inc.	1,621,970
50,117		Abaxis, Inc.	3,336,289
58,971	[1]	Acceleron Pharma, Inc.	2,058,678
45,084	[1]	Amedisys, Inc.	2,979,602
2

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
72,793	[1]	American Renal Associates Holdings, Inc.	$1,066,417
21,927	[1]	Atara Biotherapeutics, Inc.	884,754
22,138	[1]	Audentes Therapeutics, Inc.	827,076
39,511	[1]	Blueprint Medicines Corp.	3,031,284
13,614		Cantel Medical Corp.	1,525,721
47,931	[1]	Cytomx Therapeutics, Inc.	1,260,585
361,657	[1]	DepoMed, Inc.	2,271,206
73,686	[1]	Emergent BioSolutions, Inc.	3,821,356
144,939	[1]	Globus Medical, Inc.	7,419,427
87,023	[1]	Haemonetics Corp.	6,791,275
71,297	[1]	HealthEquity, Inc.	4,682,074
59,223	[1]	Heron Therapeutics, Inc.	1,794,457
148,605	[1]	Horizon Pharma PLC	1,967,530
11,489	[1]	ICU Medical, Inc.	2,891,781
40,959	[1]	Inogen, Inc.	5,758,016
40,933	[1]	Intra-Cellular Therapies, Inc.	713,053
35,739	[1,2]	Lannett Co., Inc.	557,528
49,074		LeMaitre Vascular, Inc.	1,543,377
22,024	[1]	Ligand Pharmaceuticals, Inc., Class B	3,410,416
13,436	[1]	Loxo Oncology, Inc.	1,691,727
15,680	[1]	Merit Medical Systems, Inc.	760,480
95,290	[1]	Merrimack Pharmaceuticals, Inc.	808,059
105,629	[1,2]	MiMedx Group, Inc.	867,214
35,579	[1]	Molina Healthcare, Inc.	2,961,952
108,770	[1]	Myriad Genetics, Inc.	3,077,103
30,798	[1]	Nektar Therapeutics	2,576,561
43,061	[1]	NuVasive, Inc.	2,291,276
60,932	[1]	Orthofix International NV	3,718,071
65,628	[1]	PRA Health Sciences, Inc.	5,392,653
9,671	[1]	SAGE Therapeutics, Inc.	1,391,850
213,932	[1,2]	Sangamo BioSciences, Inc.	3,380,126
26,022	[1]	Sarepta Therapeutics, Inc.	1,987,040
61,215	[1]	Supernus Pharmaceuticals, Inc.	2,870,984
51,635	[1]	Tivity Health, Inc.	1,856,278
		TOTAL	97,845,246
		Industrials—15.4%
104,788	[1]	ASGN, Inc.	8,449,056
155,374		Acco Brands Corp.	1,872,257
73,354		Argan, Inc.	2,934,160
220,011		CECO Environmental Corp.	1,034,052
99,129	[1]	Caesarstone Ltd.	1,828,930
79,798	[1]	Chart Industries, Inc.	4,527,738
48,909	[1]	Cimpress NV	7,033,603
80,142		DMC Global, Inc.	3,101,495
85,226		Deluxe Corp.	5,841,390
210,456		Essendant, Inc.	1,565,793
40,864	[1]	Generac Holdings, Inc.	1,839,289
64,034		Greenbrier Cos., Inc.	2,807,891
146,419	[1]	Harsco Corp.	2,994,269
62,527	[1]	Herc Holdings, Inc.	3,292,046
79,039		Hurco Co., Inc.	3,493,524
3

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
143,615		Kennametal, Inc.	$5,234,767
59,747		MSA Safety, Inc.	5,188,429
22,363	[1]	Mastec, Inc.	983,972
92,158		Miller Herman, Inc.	2,829,251
59,293	[1]	Proto Labs, Inc.	7,064,761
58,336		Quad Graphics, Inc.	1,441,483
87,305	[1]	Rush Enterprises, Inc.	3,564,663
45,402		Spartan Motors, Inc.	810,426
143,050	[1]	Titan Machinery, Inc.	2,763,726
17,470	[1]	Trex Co., Inc.	1,814,784
68,149	[1]	Univar, Inc.	1,878,186
39,898	[1]	Veritiv Corp.	1,518,119
31,747	[1]	XPO Logistics, Inc.	3,084,538
		TOTAL	90,792,598
		Information Technology—18.0%
66,370	[1]	Advanced Energy Industries, Inc.	3,952,333
48,365	[1]	Aspen Technology, Inc.	4,244,029
27,717		Belden, Inc.	1,707,367
27,684		Blackbaud, Inc.	2,905,713
48,042	[1]	Blucora, Inc.	1,249,092
31,269	[1]	CACI International, Inc., Class A	4,723,182
72,242		Cabot Microelectronics Corp.	7,328,951
48,817	[1]	Cirrus Logic, Inc.	1,780,356
64,768	[1]	Commvault Systems, Inc.	4,530,522
126,217	[1]	Cray, Inc.	3,010,275
144,184	[1]	Diodes, Inc.	4,116,453
66,455	[1]	Etsy, Inc.	1,989,663
143,019	[1]	Everi Holdings, Inc.	916,752
36,296	[1]	GrubHub, Inc.	3,670,977
57,846	[1]	Kimball Electronics, Inc.	916,859
63,337		MKS Instruments, Inc.	6,485,709
34,860		Monolithic Power Systems	4,082,106
36,172	[1]	Nutanix, Inc.	1,829,941
57,484	[1,2]	Paycom Software, Inc.	6,565,248
80,081	[1]	Paylocity Corp.	4,374,825
26,748		Progress Software Corp.	987,804
57,646	[1]	Qualys, Inc.	4,435,860
42,903	[1]	RealPage, Inc.	2,295,310
83,500	[1]	RingCentral, Inc.	5,598,675
10,477	[1]	Stamps.com, Inc.	2,386,137
33,730	[1]	Syntel, Inc.	974,122
106,183	[1]	TTM Technologies	1,480,191
139,075		Travelport Worldwide Ltd.	2,383,745
74,626	[1]	Verint Systems, Inc.	3,141,755
231,907		Vishay Intertechnology, Inc.	4,093,159
101,810	[1]	Web.com Group, Inc.	1,893,666
47,116	[1]	Yelp, Inc.	2,113,153
82,999	[1]	Zendesk, Inc.	4,046,201
		TOTAL	106,210,131
		Materials—5.3%
182,208	[1]	AgroFresh Solutions, Inc.	1,260,879
4

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
55,393	[1]	Ampco-Pittsburgh Corp.	$545,621
82,347		Boise Cascade Co.	3,425,635
133,492		Carpenter Technology Corp.	7,109,784
157,170		Commercial Metals Corp.	3,302,142
249,085		Gold Resource Corp.	1,262,861
14,476		Kaiser Aluminum Corp.	1,426,465
121,682		Louisiana-Pacific Corp.	3,447,251
121,607		Schnitzer Steel Industries, Inc., Class A	3,581,326
17,643		Stepan Co.	1,240,656
33,543		Trinseo SA	2,446,962
62,350	[1]	UFP Technologies, Inc.	2,073,138
		TOTAL	31,122,720
		Telecommunication Services—1.6%
499,307	[2]	Frontier Communications Corp.	4,144,248
463,737	[1]	Vonage Holdings Corp.	5,184,580
		TOTAL	9,328,828
		Utilities—3.4%
11,256		Idacorp, Inc.	1,046,808
68,569		New Jersey Resources Corp.	2,835,328
61,204		Northwestern Corp.	3,362,548
129,051		PNM Resources, Inc.	5,116,872
179,223		Portland General Electric Co.	7,613,393
		TOTAL	19,974,949
		TOTAL COMMON STOCKS (IDENTIFIED COST $549,497,409)	574,874,088
		INVESTMENT COMPANIES—7.4%
18,891,954		Federated Government Obligations Fund, Institutional Shares, 1.56%[4]	18,891,954
25,086,988		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.91%[4]	25,086,988
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $43,976,177)	43,978,942
		TOTAL INVESTMENT IN SECURITIES—104.7% (IDENTIFIED COST $593,473,586)	618,853,030
		OTHER ASSETS AND LIABILITIES - NET—(4.7)%[5]	(28,059,569)
		TOTAL NET ASSETS—100%	$590,793,461
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2018, were as follows:
	Federated Government Obligations Fund, Institutional Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total Affiliated Transactions
Balance of Shares Held 7/31/2017	—	7,980,640	7,980,640
Purchases/Additions	22,954,146	192,014,085	214,968,231
Sales/Reductions	(4,062,192)	(174,907,737)	(178,969,929)
Balance of Shares Held 4/30/2018	18,891,954	25,086,988	43,978,942
Value	$18,891,954	$25,086,988	$43,978,942
Change in Unrealized Appreciation/Depreciation	N/A	$2,714	$2,714
Net Realized Gain/(Loss)	N/A	$(3,260)	$(3,260)
Dividend Income	$—	$134,563	$134,563
*	All or a portion the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
5

2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$25,159,645	$26,391,954
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
6

The following is a summary of the inputs used, as of April 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$565,690,454	$—	$0[1]	$565,690,454
International	9,183,634	—	—	9,183,634
Investment Companies	43,978,942	—	—	43,978,942
TOTAL SECURITIES	$618,853,030	$—	$0	$618,853,030
1	Includes $74,156 of a common stock transferred from Level 1 to Level 3 because observable market data was unavailable for the security. This transfer represents the value of the security at the beginning of the period.

7
Federated MDT Small Cap Growth Fund
Portfolio of Investments
April 30, 2018 (unaudited)
Shares			Value
		COMMON STOCKS—97.6%
		Consumer Discretionary—14.1%
23,482	[1]	At Home Group, Inc.	$826,332
56,283		BJ's Restaurants, Inc.	3,143,406
11,354		Bassett Furniture Industries, Inc.	329,834
46,367		Big Lots, Inc.	1,968,279
279,578		Chicos Fas, Inc.	2,776,209
4,589		Children's Place, Inc./The	585,327
7,929		Churchill Downs, Inc.	2,177,303
7,051	[1]	Cooper-Standard Holding, Inc.	872,914
122,127	[1]	CROCs, Inc.	1,929,607
30,116		Dine Brands Global, Inc.	2,389,403
19,666	[1]	Five Below, Inc.	1,388,616
103,011	[1]	Francesca's Holdings Corp.	509,904
147,271	[1]	GNC Holdings, Inc.	522,812
26,931	[1]	Helen of Troy Ltd.	2,400,899
29,244	[1,2]	iRobot Corp.	1,706,680
89,121		La-Z-Boy, Inc.	2,566,685
18,385		Liberty Tax, Inc.	189,365
152,067		M.D.C. Holdings, Inc.	4,411,464
21,016	[1]	MSG Networks, Inc.	430,828
14,775		Marriott Vacations Worldwide Corp.	1,811,563
70,152		Nutri/System, Inc.	2,034,408
25,958	[1]	Ollie's Bargain Outlet Holding, Inc.	1,614,588
48,557	[1]	Penn National Gaming, Inc.	1,471,763
50,279	[2]	PetMed Express, Inc.	1,682,335
39,326	[1]	Planet Fitness, Inc.	1,584,444
17,076	[1]	RH	1,629,904
33,329	[1]	Scientific Games Corp.	1,776,436
77,202	[1]	Shutterfly, Inc.	6,247,186
14,443	[1]	Stoneridge, Inc.	380,284
21,768		Tailored Brands, Inc.	686,780
122,257	[1]	Taylor Morrison Home Corp., Class A	2,904,826
31,771	[1]	TopBuild Corp.	2,532,149
8,098	[1]	Weight Watchers International, Inc.	567,265
41,192		World Wrestling Entertainment, Inc.	1,639,030
		TOTAL	59,688,828
		Consumer Staples—2.7%
51,639	[1]	Chefs Warehouse, Inc.	1,252,246
5,198		J&J Snack Foods Corp.	714,257
17,079		Medifast, Inc.	1,714,390
52,523	[1]	Performance Food Group Co.	1,704,371
13,127	[1]	The Boston Beer Co., Inc., Class A	2,942,417
29,823	[1]	USANA Health Sciences, Inc.	3,147,818
		TOTAL	11,475,499
		Energy—0.7%
47,492	[1]	Matador Resources Co.	1,554,888
70,645	[1]	Par Petroleum Corp.	1,191,781
		TOTAL	2,746,669
1

Shares			Value
		COMMON STOCKS—continued
		Financials—7.1%
49,687	[1]	Allegiance Bancshares, Inc.	$2,009,839
140,452		Blue Hills Bancorp, Inc.	2,854,687
52,457		Brightsphere Investment Group PLC	795,773
10,864	[1]	Eagle Bancorp, Inc.	637,717
71,207	[1]	Enova International, Inc.	2,086,365
20,810		Evercore, Inc., Class A	2,107,012
24,713	[1]	Green Dot Corp.	1,502,798
44,292		Guaranty Bancshares, Inc.	1,452,335
38,560		Hamilton Lane, Inc.	1,613,736
4,050		Hingham Institution for Savings	826,200
102,498		National Bank Holdings Corp.	3,605,880
27,806	[1]	National Commerce Corp.	1,204,000
23,342		Primerica, Inc.	2,258,338
52,586	[1]	Texas Capital Bancshares, Inc.	5,187,609
54,881		Universal Insurance Holdings, Inc.	1,780,888
		TOTAL	29,923,177
		Health Care—25.1%
51,904	[1,3]	Adeptus Health, Inc., Class A	0
32,352		Abaxis, Inc.	2,153,673
37,514	[1]	Acceleron Pharma, Inc.	1,309,614
28,077	[1]	Aimmune Therapeutics, Inc.	871,510
36,534	[1]	Amedisys, Inc.	2,414,532
81,786	[1]	American Renal Associates Holdings, Inc.	1,198,165
21,880	[1]	Assembly Biosciences, Inc.	951,342
51,023	[1]	Audentes Therapeutics, Inc.	1,906,219
35,995	[1]	Blueprint Medicines Corp.	2,761,536
14,013		Cantel Medical Corp.	1,570,437
45,414	[1]	Catalent, Inc.	1,866,970
53,373	[1]	ChemoCentryx, Inc.	583,367
32,651	[1]	Concert Pharmaceuticals, Inc.	595,881
54,318	[1]	Cutera, Inc.	2,724,048
77,407	[1]	Cytomx Therapeutics, Inc.	2,035,804
253,046	[1]	DepoMed, Inc.	1,589,129
20,161	[1,2]	Eagle Pharmaceuticals, Inc.	1,048,574
42,403	[1]	Emergent BioSolutions, Inc.	2,199,020
30,588	[1]	Epizyme, Inc.	393,056
7,688	[1]	Foundation Medicine, Inc.	586,979
21,437	[1]	G1 Therapeutics, Inc.	822,109
105,231	[1]	Globus Medical, Inc.	5,386,775
59,756	[1]	Haemonetics Corp.	4,663,358
60,867	[1]	Halozyme Therapeutics, Inc.	1,152,212
68,980	[1]	HealthEquity, Inc.	4,529,917
57,931	[1]	Heron Therapeutics, Inc.	1,755,309
5,406	[1]	ICU Medical, Inc.	1,360,690
150,551	[1]	Innoviva, Inc.	2,182,990
28,656	[1]	Inogen, Inc.	4,028,460
30,141	[1]	Insulet Corp.	2,592,126
33,615	[1]	Intra-Cellular Therapies, Inc.	585,573
31,107	[1]	Lantheus Holdings, Inc.	553,705
21,366	[1]	Ligand Pharmaceuticals, Inc., Class B	3,308,525
16,781	[1]	Loxo Oncology, Inc.	2,112,896
2

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
126,690		Luminex Corp.	$2,704,831
45,986	[1]	Merit Medical Systems, Inc.	2,230,321
69,587	[1,2]	MiMedx Group, Inc.	571,309
28,984	[1]	Molina Healthcare, Inc.	2,412,918
50,000	[1]	Nektar Therapeutics	4,183,000
59,638	[1]	NuVasive, Inc.	3,173,338
50,473	[1]	Orthofix International NV	3,079,862
57,689	[1]	PRA Health Sciences, Inc.	4,740,305
12,061	[1]	Penumbra, Inc.	1,499,785
60,819	[1]	Prestige Brands Holdings, Inc.	1,790,511
45,404	[1]	Protagonist Therapeutics, Inc.	392,291
38,968	[1]	Quidel Corp.	2,209,486
24,275	[1]	Revance Therapeutics, Inc.	678,486
20,432	[1]	SAGE Therapeutics, Inc.	2,940,573
124,650	[1]	Sangamo BioSciences, Inc.	1,969,470
30,113	[1]	Sarepta Therapeutics, Inc.	2,299,429
47,038	[1]	Supernus Pharmaceuticals, Inc.	2,206,082
74,643	[1,2]	Tg Therapeutics, Inc.	1,071,127
21,363	[1]	Tivity Health, Inc.	768,000
24,341	[1]	Zogenix, Inc.	956,601
		TOTAL	105,672,226
		Industrials—17.8%
71,335	[1]	ASGN, Inc.	5,751,741
96,508		Advanced Drainage System, Inc.	2,432,002
44,301		Argan, Inc.	1,772,040
49,995		Astec Industries, Inc.	2,777,722
22,466		Brady (W.H.) Co.	817,762
56,326	[1]	Caesarstone Ltd.	1,039,215
36,032	[1]	Cimpress NV	5,181,762
27,579		Comfort Systems USA, Inc.	1,163,834
83,146	[1]	Commercial Vehicle Group, Inc.	557,910
15,684		Curtiss Wright Corp.	2,008,179
33,769	[1]	DXP Enterprises, Inc.	1,225,815
50,102		Deluxe Corp.	3,433,991
4,412		EnPro Industries, Inc.	331,562
25,990	[1]	Generac Holdings, Inc.	1,169,810
12,234		Global Brass & Copper Holdings, Inc.	367,020
15,981		Granite Construction, Inc.	837,085
41,560		H&E Equipment Services, Inc.	1,344,466
127,431	[1]	Harsco Corp.	2,605,964
46,167	[1]	Herc Holdings, Inc.	2,430,693
15,490		Insperity, Inc.	1,243,072
68,939	[1]	JELD-WEN Holding, Inc.	1,937,875
23,906		KForce Com, Inc.	634,704
119,687		Kennametal, Inc.	4,362,591
50,967		Knoll, Inc.	971,941
40,727		MSA Safety, Inc.	3,536,733
31,101	[1]	Mastec, Inc.	1,368,444
99,555		Miller Herman, Inc.	3,056,338
47,817	[1]	Proto Labs, Inc.	5,697,396
81,840		Quad Graphics, Inc.	2,022,266
3

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
97,430	[1]	Radiant Logistics, Inc.	$343,928
15,735		Raven Industries, Inc.	575,901
74,748	[1]	Rush Enterprises, Inc.	3,051,961
14,552	[1]	Saia, Inc.	961,160
60,174	[1]	Taser International, Inc.	2,526,104
20,831	[1]	Trex Co., Inc.	2,163,924
33,080	[1]	Univar, Inc.	911,685
79,813		Universal Forest Products, Inc.	2,544,438
		TOTAL	75,159,034
		Information Technology—25.5%
75,789	[1]	Advanced Energy Industries, Inc.	4,513,235
71,088	[1,2]	Applied Optoelectronics, Inc.	2,271,972
66,516	[1]	Apptio, Inc.	1,962,887
48,584	[1]	Aspen Technology, Inc.	4,263,246
32,977		Blackbaud, Inc.	3,461,266
22,441	[1]	Ciena Corp.	577,856
57,886		Cabot Microelectronics Corp.	5,872,535
94,579	[1]	Care.com, Inc.	1,475,432
88,933	[1]	Cirrus Logic, Inc.	3,243,387
42,737	[1]	Commvault Systems, Inc.	2,989,453
45,005	[1]	Coupa Software, Inc.	2,086,882
27,443		Ebix, Inc.	2,126,833
95,695		Entegris, Inc.	3,081,379
86,224	[1]	Etsy, Inc.	2,581,547
112,162	[1]	Everi Holdings, Inc.	718,958
4,977	[1]	Fair Isaac & Co., Inc.	861,917
44,011	[1]	Five9, Inc.	1,292,603
27,173	[1]	FormFactor, Inc.	311,810
51,066	[1]	GrubHub, Inc.	5,164,815
3,930	[1]	HubSpot, Inc.	416,187
26,719	[1]	Imperva, Inc.	1,195,675
13,751		j2 Global, Inc.	1,091,554
60,469		MKS Instruments, Inc.	6,192,026
33,870		Monolithic Power Systems	3,966,177
56,152	[1]	Nanometrics, Inc.	1,393,693
47,910	[1]	Nutanix, Inc.	2,423,767
48,272	[1,2]	Paycom Software, Inc.	5,513,145
74,900	[1]	Paylocity Corp.	4,091,787
22,809		Pegasystems, Inc.	1,392,489
91,835		Progress Software Corp.	3,391,467
37,373	[1]	Qualys, Inc.	2,875,852
52,700	[1]	RealPage, Inc.	2,819,450
84,040	[1]	RingCentral, Inc.	5,634,882
18,393	[1]	SPS Commerce, Inc.	1,261,208
22,461	[1]	SailPoint Technologies Holding	541,086
21,836	[1]	Shutterstock, Inc.	920,169
7,857	[1]	Stamps.com, Inc.	1,789,432
17,862	[1,2]	Stratasys, Inc.	342,415
16,698	[1]	Syntel, Inc.	482,238
106,637		Travelport Worldwide Ltd.	1,827,758
8,035	[1]	Varonis Systems, Inc.	525,087
4

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
49,449	[1]	Web.com Group Inc.	$919,751
133,930	[1]	Xcerra Corp.	1,617,874
38,925	[1]	Yelp, Inc.	1,745,786
89,078	[1]	Zendesk, Inc.	4,342,553
		TOTAL	107,571,521
		Materials—3.3%
63,973	[1]	Ferro Corp.	1,408,046
6,454	[1]	Ingevity Corp.	495,861
12,257	[1]	Koppers Holdings, Inc.	536,857
200,531		Louisiana-Pacific Corp.	5,681,043
86,100	[1,3]	Rentech, Inc.	0
15,543		Stepan Co.	1,092,984
25,298		Trinseo SA	1,845,489
64,667		Worthington Industries, Inc.	2,879,621
		TOTAL	13,939,901
		Telecommunication Services—1.3%
45,768		Shenandoah Telecommunications Co.	1,727,742
347,914	[1]	Vonage Holdings Corp.	3,889,678
		TOTAL	5,617,420
		TOTAL COMMON STOCKS (IDENTIFIED COST $378,277,071)	411,794,275
		INVESTMENT COMPANIES—4.5%
7,649,607		Federated Government Obligations Fund, Institutional Shares, 1.56%[4]	7,649,607
11,064,149		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.91%[4]	11,064,149
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $18,712,126)	18,713,756
		TOTAL INVESTMENT IN SECURITIES—102.1% (IDENTIFIED COST $396,989,197)	430,508,031
		OTHER ASSETS AND LIABILITIES - NET—(2.1)%[5]	(8,691,955)
		TOTAL NET ASSETS—100%	$421,816,076
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2018, were as follows:
	Federated Government Obligations Fund, Institutional Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total Affiliated Transactions
Balance of Shares Held 7/31/2017	—	5,448,430	5,448,430
Purchases/Additions	10,937,674	123,897,142	134,834,816
Sales/Reductions	(3,288,067)	(118,281,423)	(121,569,490)
Balance of Shares Held 4/30/2018	7,649,607	11,064,149	18,713,756
Value	$7,649,607	$11,064,149	$18,713,756
Change in Unrealized Appreciation/Depreciation	NA	$1,588	$1,588
Net Realized Gain/(Loss)	NA	$(4,000)	$(4,000)
Dividend Income	$3,786	$96,919	$100,705
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
5

2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$7,272,269	$7,649,607
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of April 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$395,281,103	$—	$0[1]	$395,281,103
International	16,513,172	—	—	16,513,172
Investment Companies	18,713,756	—	—	18,713,756
TOTAL SECURITIES	$430,508,031	$—	$0	$430,508,031
1	Includes $104,003 of common stocks transferred from Level 1 to Level 3 because observable market data was unavailable for the securities. This transfer represents the value of the securities at the beginning of the period.

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Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 25, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 25, 2018